PIA BBB Bond Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

CORPORATE BONDS - 91.0%	Principal Amount	Value
Aerospace/Defense - 3.5%
Boeing Co.
5.15%, 05/01/2030	$1,950,000	$1,917,506
5.71%, 05/01/2040	1,400,000	1,364,283
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	525,761
Northrop Grumman Corp.
4.40%, 05/01/2030	1,000,000	963,419
4.95%, 03/15/2053	500,000	462,413
RTX Corp.
3.50%, 03/15/2027	1,000,000	956,357
4.35%, 04/15/2047	1,000,000	837,127
		7,026,866

Agriculture - 2.3%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	145,432
3.40%, 05/06/2030	1,600,000	1,439,949
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	885,064
4.54%, 08/15/2047	600,000	450,264
5.65%, 03/16/2052	800,000	703,108
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	574,364
Reynolds American, Inc., 4.45%, 06/12/2025	372,000	366,338
		4,564,519

Airlines - 0.4%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	498,168
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	278,000	274,120
		772,288

Auto Manufacturers - 2.7%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	466,260
6.80%, 11/07/2028	500,000	518,211
7.12%, 11/07/2033	1,000,000	1,065,896
General Motors Co., 5.20%, 04/01/2045	400,000	353,161
General Motors Financial Co., Inc.
4.00%, 01/15/2025	600,000	591,527
3.60%, 06/21/2030	1,300,000	1,162,704
2.35%, 01/08/2031	1,500,000	1,223,864
		5,381,623

Banks - 6.7%
Barclays PLC
4.84%, 05/09/2028	1,000,000	963,717
5.75% (1 yr. CMT Rate + 3.00%), 08/09/2033 (a)	1,000,000	991,427
3.33% (1 yr. CMT Rate + 1.30%), 11/24/2042 (a)	700,000	506,909
Citigroup, Inc.
4.45%, 09/29/2027	1,700,000	1,646,963
5.30%, 05/06/2044	540,000	515,911
Citizens Financial Group, Inc., 5.84% (SOFR + 2.01%), 01/23/2030 (a)	500,000	493,853
Comerica, Inc., 5.98% (SOFR + 2.16%), 01/30/2030 (a)	500,000	490,905
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	1,000,000	958,481
Deutsche Bank AG/New York NY, 4.10%, 01/13/2026	1,000,000	976,126
Fifth Third Bancorp
4.06% (SOFR + 1.36%), 04/25/2028 (a)	500,000	474,291
8.25%, 03/01/2038	225,000	266,849
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,032,466
Lloyds Banking Group PLC, 4.65%, 03/24/2026	800,000	784,784
Morgan Stanley, 2.48% (SOFR + 1.36%), 09/16/2036 (a)	400,000	313,729
Santander Holdings USA, Inc., 3.45%, 06/02/2025	700,000	678,790
Santander UK Group Holdings PLC, 1.09% (SOFR + 0.79%), 03/15/2025 (a)	2,000,000	1,996,796
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	207,773
		13,299,770

Beverages - 1.0%
Constellation Brands, Inc., 2.88%, 05/01/2030	700,000	614,696
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	903,202
4.50%, 04/15/2052	500,000	424,340
		1,942,238

Biotechnology - 2.7%
Amgen, Inc.
2.20%, 02/21/2027	1,000,000	922,102
5.25%, 03/02/2033	1,000,000	997,136
2.80%, 08/15/2041	500,000	355,973
4.66%, 06/15/2051	1,006,000	875,203
Biogen, Inc., 2.25%, 05/01/2030	700,000	585,505
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,100,000	897,898
2.60%, 10/01/2040	500,000	349,213
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	399,274
		5,382,304

Building Materials - 0.4%
Carrier Global Corp., 2.70%, 02/15/2031	240,000	204,994
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	600,514
		805,508

Chemicals - 1.6%
Dow Chemical Co.
7.38%, 11/01/2029	396,000	439,308
6.90%, 05/15/2053	500,000	572,437
DuPont de Nemours, Inc., 4.73%, 11/15/2028	1,000,000	994,721
Nutrien Ltd., 2.95%, 05/13/2030	700,000	619,481
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	486,289
		3,112,236

Commercial Services - 0.6%
Equifax, Inc., 3.10%, 05/15/2030	500,000	440,974
Global Payments, Inc., 1.20%, 03/01/2026	500,000	460,367
Moody's Corp.
2.00%, 08/19/2031	250,000	202,122
3.10%, 11/29/2061	250,000	159,801
		1,263,264

Computers - 1.1%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	900,000	910,141
6.20%, 07/15/2030	500,000	523,271
3.45%, 12/15/2051	181,000	124,242
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	700,000	695,387
		2,253,041

Diversified Financial Services - 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,268,695
Air Lease Corp.
2.88%, 01/15/2026	450,000	429,303
5.30%, 02/01/2028	1,000,000	995,326
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	425,547
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	1,000,000	953,420
Capital One Financial Corp., 3.65%, 05/11/2027	1,400,000	1,333,246
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	503,402
Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	871,256
Synchrony Financial, 4.50%, 07/23/2025	500,000	489,029
		7,269,224

Electric - 6.2%
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	517,377
Dominion Energy, Inc., 2.25%, 08/15/2031	500,000	404,787
Dominion Resources, Inc., 4.90%, 08/01/2041	470,000	421,442
DTE Energy Co., 1.05%, 06/01/2025	600,000	568,247
Duke Energy Corp.
2.45%, 06/01/2030	950,000	812,500
3.30%, 06/15/2041	1,000,000	736,333
El Paso Electric Co., 6.00%, 05/15/2035	850,000	855,080
Eversource Energy, 2.55%, 03/15/2031	500,000	413,345
Exelon Corp., 5.45%, 03/15/2034	600,000	597,215
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	575,912
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	500,000	491,983
2.25%, 06/01/2030	400,000	336,353
Pacific Gas and Electric Co., 3.50%, 08/01/2050	5,000,000	3,365,346
Sempra, 4.13% (5 yr. CMT Rate + 2.87%), 04/01/2052 (a)	600,000	553,482
Southern Co., 3.25%, 07/01/2026	1,000,000	956,349
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	262,900
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	401,165
		12,269,816

Electronics - 0.4%
Fortive Corp., 3.15%, 06/15/2026	750,000	716,132

Entertainment - 1.1%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	1,000,000	880,641
5.14%, 03/15/2052	1,500,000	1,219,985
		2,100,626

Environmental Control - 0.7%
Republic Services, Inc., 0.88%, 11/15/2025	1,000,000	928,274
Waste Connections, Inc., 4.20%, 01/15/2033	500,000	467,404
		1,395,678

Food - 2.9%
ConAgra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,388,954
General Mills, Inc., 2.25%, 10/14/2031	700,000	574,341
Kroger Co., 2.20%, 05/01/2030	1,000,000	841,235
Mondelez International, Inc., 1.50%, 02/04/2031	2,000,000	1,591,560
Sysco Corp.
5.95%, 04/01/2030	464,000	482,846
3.15%, 12/14/2051	400,000	271,235
Tyson Foods, Inc., 4.35%, 03/01/2029	600,000	577,360
		5,727,531

Forest Products & Paper - 0.4%
International Paper Co., 6.00%, 11/15/2041	700,000	723,224

Gas - 0.2%
NiSource Finance Corp., 5.25%, 02/15/2043	400,000	378,998

Hand/Machine Tools - 0.1%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	276,507

Healthcare-Products - 1.1%
Agilent Technologies, Inc., 2.30%, 03/12/2031	215,000	179,539
Boston Scientific Corp., 2.65%, 06/01/2030	560,000	489,369
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	516,910
Stryker Corp., 1.95%, 06/15/2030	700,000	585,616
Zimmer Biomet Holdings, Inc., 3.05%, 01/15/2026	500,000	480,540
		2,251,974

Healthcare-Services - 3.1%
CommonSpirit Health, 2.78%, 10/01/2030	600,000	513,587
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	509,150
4.65%, 08/15/2044	600,000	534,879
5.13%, 02/15/2053	1,000,000	948,784
HCA, Inc.
4.13%, 06/15/2029	1,000,000	940,449
5.60%, 04/01/2034	1,000,000	995,373
4.38%, 03/15/2042	600,000	498,610
Humana, Inc., 4.88%, 04/01/2030	500,000	492,256
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	640,000	631,883
		6,064,971

Home Builders - 0.2%
DR Horton, Inc., 2.60%, 10/15/2025	500,000	478,551

Household Products/Wares - 0.2%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	471,269

Insurance - 2.7%
Aon Corp., 2.80%, 05/15/2030	600,000	521,645
CNA Financial Corp., 5.13%, 02/15/2034	500,000	483,441
Corebridge Financial, Inc.
3.90%, 04/05/2032	500,000	440,915
6.05%, 09/15/2033 (b)	500,000	510,701
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,626,383
Lincoln National Corp., 3.80%, 03/01/2028	120,000	114,193
Mercury General Corp., 4.40%, 03/15/2027	500,000	477,344
Metlife, Inc., 6.40%, 12/15/2036	855,000	869,427
Prudential Financial, Inc., 5.13% (5 yr. CMT Rate + 3.16%), 03/01/2052 (a)	500,000	468,287
		5,512,336

Internet - 0.2%
eBay, Inc., 2.60%, 05/10/2031	500,000	423,774

Investment Companies - 1.0%
Blackstone Secured Lending Fund, 3.63%, 01/15/2026	1,000,000	953,240
FS KKR Capital Corp., 4.63%, 07/15/2024	1,000,000	992,891
		1,946,131

Iron/Steel - 0.3%
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	506,462

Lodging - 0.7%
Marriott International, Inc./MD, 4.90%, 04/15/2029	500,000	494,224
Sands China Ltd., 2.55%, 03/08/2027	1,000,000	901,650
		1,395,874

Machinery-Diversified - 0.7%
IDEX Corp., 3.00%, 05/01/2030	1,000,000	872,930
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	502,109
		1,375,039

Media - 2.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	1,000,000	808,180
2.30%, 02/01/2032	1,000,000	759,687
3.90%, 06/01/2052	1,000,000	628,412
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	878,791
Paramount Global, 4.38%, 03/15/2043	610,000	408,278
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	899,024
		4,382,372

Mining - 0.8%
Newmont Corp., 4.88%, 03/15/2042	800,000	737,981
Southern Copper Corp., 6.75%, 04/16/2040	750,000	824,359
		1,562,340

Miscellaneous Manufacturing - 0.5%
Parker-Hannifin Corp., 3.25%, 06/14/2029	550,000	505,772
Textron, Inc., 6.10%, 11/15/2033	500,000	521,931
		1,027,703

Oil & Gas - 2.5%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	700,000	610,736
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	438,364
Hess Corp., 5.60%, 02/15/2041	800,000	805,997
Marathon Petroleum Corp., 3.63%, 09/15/2024	500,000	494,450
Phillips 66, 1.30%, 02/15/2026	950,000	879,484
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	363,946
Valero Energy Corp.
2.80%, 12/01/2031	750,000	633,608
6.63%, 06/15/2037	655,000	703,309
		4,929,894

Oil & Gas Services - 0.5%
Halliburton Co.
3.80%, 11/15/2025	24,000	23,450
2.92%, 03/01/2030	1,000,000	888,347
		911,797

Packaging & Containers - 0.2%
WRKCo, Inc., 3.90%, 06/01/2028	500,000	473,938

Pharmaceuticals - 3.6%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	248,566
Becton Dickinson & Co., 4.69%, 12/15/2044	550,000	494,115
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	118,507
Cigna Group/The
4.50%, 02/25/2026	327,000	322,653
2.40%, 03/15/2030	1,391,000	1,191,812
3.40%, 03/15/2050	600,000	419,855
CVS Health Corp.
3.75%, 04/01/2030	2,150,000	1,983,746
5.13%, 07/20/2045	500,000	454,945
5.05%, 03/25/2048	1,000,000	891,661
Viatris, Inc., 2.70%, 06/22/2030	600,000	504,841
Zoetis, Inc., 2.00%, 05/15/2030	600,000	503,434
		7,134,135

Pipelines - 6.3%
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	434,691
Enbridge, Inc.
3.13%, 11/15/2029	1,000,000	902,624
3.40%, 08/01/2051	250,000	174,693
Energy Transfer LP
4.25%, 04/01/2024	500,000	499,456
5.00%, 05/15/2050	1,000,000	864,589
Enterprise Products Operating LLC
4.85%, 08/15/2042	850,000	778,227
3.30%, 02/15/2053	500,000	348,385
Kinder Morgan Energy Partners, 5.80%, 03/15/2035	1,270,000	1,276,778
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	486,635
5.55%, 06/01/2045	700,000	657,612
MPLX LP
4.25%, 12/01/2027	1,315,000	1,273,239
4.95%, 03/14/2052	600,000	515,911
ONEOK, Inc.
3.20%, 03/15/2025	500,000	486,489
6.10%, 11/15/2032	500,000	517,927
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	497,485
Targa Resources Corp., 5.20%, 07/01/2027	500,000	497,569
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,100,000	1,030,106
Williams Cos., Inc.
3.90%, 01/15/2025	800,000	788,405
5.10%, 09/15/2045	500,000	456,337
		12,487,158

REITs - 5.3%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	650,000	486,392
American Tower Corp.
2.75%, 01/15/2027	500,000	465,506
1.88%, 10/15/2030	1,000,000	803,497
Boston Properties LP, 3.25%, 01/30/2031	675,000	569,047
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	403,707
Crown Castle, Inc.
3.65%, 09/01/2027	500,000	472,230
2.25%, 01/15/2031	600,000	490,380
Equinix, Inc.
1.55%, 03/15/2028	500,000	435,209
3.90%, 04/15/2032	100,000	90,778
Essex Portfolio LP, 3.38%, 04/15/2026	1,000,000	961,769
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	511,784
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	207,584
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	304,493
Kimco Realty OP LLC, 6.40%, 03/01/2034	500,000	526,263
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	796,764
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	889,260
Store Capital LLC, 4.50%, 03/15/2028	810,000	758,211
Ventas Realty LP, 3.75%, 05/01/2024	500,000	498,168
Welltower OP LLC, 2.75%, 01/15/2031	700,000	597,724
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	255,431
		10,524,197

Retail - 3.6%
AutoNation, Inc., 3.50%, 11/15/2024	200,000	196,898
AutoZone, Inc., 4.75%, 08/01/2032	500,000	480,163
Genuine Parts Co., 1.88%, 11/01/2030	500,000	402,562
Lowe's Cos., Inc.
4.50%, 04/15/2030	1,000,000	972,781
1.70%, 10/15/2030	500,000	406,093
5.63%, 04/15/2053	1,000,000	993,069
McDonald's Corp.
3.50%, 07/01/2027	1,100,000	1,053,416
4.88%, 12/09/2045	550,000	507,479
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	858,950
Tractor Supply Co., 1.75%, 11/01/2030	500,000	402,139
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	1,000,000	863,464
		7,137,014

Semiconductors - 1.7%
Broadcom, Inc.
4.15%, 11/15/2030	431,000	403,439
3.42%, 04/15/2033 (b)	1,500,000	1,280,907
3.19%, 11/15/2036 (b)	55,000	43,105
4.93%, 05/15/2037 (b)	583,000	543,117
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	205,345
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	500,000	488,689
2.50%, 05/11/2031	500,000	413,736
		3,378,338

Software - 3.5%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	600,000	599,878
Fiserv, Inc., 3.85%, 06/01/2025	600,000	588,034
Oracle Corp.
1.65%, 03/25/2026	1,685,000	1,565,261
3.65%, 03/25/2041	1,400,000	1,076,741
3.95%, 03/25/2051	1,350,000	1,006,325
5.55%, 02/06/2053	1,000,000	955,234
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	574,827
VMware LLC, 4.65%, 05/15/2027	550,000	538,097
		6,904,397

Telecommunications - 8.5%
AT&T, Inc.
2.30%, 06/01/2027	1,400,000	1,281,836
2.55%, 12/01/2033	875,000	689,518
3.50%, 09/15/2053	2,368,000	1,628,996
3.55%, 09/15/2055	1,196,000	814,214
3.80%, 12/01/2057	727,000	512,214
British Telecommunications PLC, 9.63%, 12/15/2030	855,000	1,046,327
Deutsche Telekom International Finance, 8.75%, 06/15/2030	345,000	406,867
France Telecom SA, 5.38%, 01/13/2042	575,000	565,915
Rogers Communications, Inc., 5.00%, 03/15/2044	989,000	895,008
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	524,165
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,485,425
2.25%, 11/15/2031	600,000	486,804
3.40%, 10/15/2052	1,100,000	763,301
5.65%, 01/15/2053	500,000	497,321
Verizon Communications, Inc.
3.00%, 03/22/2027	1,000,000	941,346
3.15%, 03/22/2030	550,000	491,870
2.55%, 03/21/2031	336,000	283,278
4.86%, 08/21/2046	1,500,000	1,379,104
3.55%, 03/22/2051	2,000,000	1,452,332
2.99%, 10/30/2056	600,000	373,351
Vodafone Group PLC, 4.38%, 05/30/2028	400,000	393,095
		16,912,287

Transportation - 2.1%
Canadian Pacific Railway Co., 2.90%, 02/01/2025	700,000	683,411
CSX Corp., 6.22%, 04/30/2040	1,390,000	1,507,444
FedEx Corp., 3.25%, 05/15/2041	1,000,000	740,781
Kirby Corp., 4.20%, 03/01/2028	450,000	430,333
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000	208,708
2.90%, 08/25/2051	1,000,000	643,033
		4,213,710

Trucking & Leasing - 0.5%
GATX Corp., 1.90%, 06/01/2031	1,300,000	1,021,062

Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000	570,449
TOTAL CORPORATE BONDS (Cost $205,698,428)		180,658,565

SOVEREIGN BONDS - 5.3%
Columbia Government International Bond, 3.88%, 04/25/2027	600,000	566,102
Indonesia Government International Bond 3.85%, 10/15/2030	500,000	465,792
4.70%, 02/10/2034	500,000	486,726
Mexico Government International Bond 4.50%, 04/22/2029	1,300,000	1,252,351
4.75%, 03/08/2044	2,490,000	2,057,306
Panama Government International Bond 2.25%, 09/29/2032	1,700,000	1,196,075
6.70%, 01/26/2036	750,000	710,185
Peruvian Government International Bond 3.00%, 01/15/2034	400,000	326,056
6.55%, 03/14/2037	1,050,000	1,132,769
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000	1,596,556
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000	780,334
TOTAL SOVEREIGN BONDS (Cost $12,700,895)		10,570,252

U.S. TREASURY OBLIGATIONS - 1.3%
U.S. Treasury Note/Bond, 4.50%, 11/15/2033	2,500,000	2,545,899
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,570,998)		2,545,899

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares
Fidelity Government Portfolio - Institutional Class, 5.20% (c)	2,137,675	2,137,675
TOTAL SHORT-TERM INVESTMENTS (Cost $2,137,675)		2,137,675

TOTAL INVESTMENTS - 98.7% (Cost $223,107,996)		195,912,391
Other Assets in Excess of Liabilities - 1.3%		2,491,257
TOTAL NET ASSETS - 100.0%		$198,403,648
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
SOFR - Secured Overnight Financing Rate

(a)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 29, 2024.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $2,377,830 or 1.2% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of February 29, 2024.

PIA BBB Bond Fund
Summary of Fair Value Disclosure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Corporate Bonds	$–	$180,658,565	$–	$180,658,565
Sovereign Bonds	–	10,570,252	–	10,570,252
U.S. Treasury Obligations	–	2,545,899	–	2,545,899
Total Fixed Income Securities	–	193,774,716	–	193,774,716
Money Market Funds	2,137,675	–	–	2,137,675
Total Investments	$2,137,675	$193,774,716	$–	$195,912,391

Refer to the Schedule of Investments for industry classifications.